Income Tax Benefit / (Loss) (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Benefit / (Loss) [Abstract]
Net deferred tax asset	$ 8,990,203	$ 4,417,898	$ 3,760,195